Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory	NOTE 4: INVENTORY Inventory consists of the following:
	June 30, 2018	December 31, 2017
	(Unaudited)
Finished goods	$127,904	$98,672

Total inventory	$127,904	$98,672
NOTE 4: INVENTORY Inventory consists of the following:
	December 31, 2017	December 31, 2016
Finished goods	$98,672	$175,677
Less: allowance for obsolescence	-	-
Total inventory	$98,672	$175,677